Income taxes (Tables)	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of income tax expense

The income tax expenses consisted of the following components:

	For the Six Months Ended March 31,
	2026	2025
	(unaudited)	(unaudited)
Current income tax expenses	$62	$115,253
Deferred income tax expenses	-	-
Total income tax expenses	$62	$115,253

Schedule of effective income tax rate reconciliation

A reconciliation of the Company’s Hong Kong (“HK”) statutory tax rate to the effective income tax rate during the periods is as follows:

	For the Six Months Ended March 31,
	2026	2025
	(unaudited)	(unaudited)
Income tax expense with HK statutory tax rate	16.5%	16.5%
Tax effect of preferential tax treatments	-	(2.7)%
Change of valuation allowance	(14.0)%	(1.2)%
Statutory income tax rate differential	(2.5)%	-
Effective income tax rate	0.0%	12.6%